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                             GOODWIN PROCTER LLP
                               EXCHANGE PLACE
                      BOSTON, MASSACHUSETTS  02109-2881

                              December 7, 2005

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  BOSTON CAPITAL REAL ESTATE INVESTMENT TRUST, INC.
          POST-EFFECTIVE AMENDMENT NO. 2 TO
          REGISTRATION STATEMENT ON FORM S-11,
          FILE NO. 333-108426

Ladies and Gentlemen:

     Transmitted herewith for filing on behalf of Boston Real Estate Investment Trust, Inc. (the "Company") is Post-Effective Amendment No. 2 ("Amendment No. 2") to the Company's Registration Statement on Form S-11, File No. 333-108426 (the "Registration Statement"). Under separate cover, we have enclosed three (3) courtesy copies of Post-Effective Amendment No. 2 for your review.

     Based on representations made by the Company to Goodwin Procter LLP, we can state that the Company will send reconfirmation notices to all subscribers with updated disclosure regarding the extension of the termination date from January 1, 2006 to June 1, 2006.

     If you have any questions or require any additional information, please contact the undersigned at (617) 570-1306.

                                       Very truly yours,

                                       /s/ Suzanne D. Lecaroz

                                       Suzanne D. Lecaroz


cc:  John P. Manning
     Jeffrey H. Goldstein
     Richard J. DeAgazio
     Marc N. Teal
     Mark W. Dunne
     Erica Blake
       Boston Capital Real Estate Investment Trust, Inc.
     Gilbert G. Menna
       Goodwin Procter LLP